FINANCIAL INCOME/(EXPENSE), NET	12 Months Ended
Dec. 31, 2020
Financial Income And Expense [Abstract]
FINANCIAL INCOME/(EXPENSE), NET
20. FINANCIAL INCOME/(EXPENSE), NET

	Year Ended December 31, 2018	Year Ended December 31, 2019	Year Ended December 31, 2020
	RMB	RMB	RMB
Interest income	46,919	52,889	46,667
Interest expense	—	—	(6,383)
Gains/(loss) from fair value change of equity securities with readily determinable fair value (1)	—	68,555	(53,683)
Bank charges	(851)	(444)	(709)
Others	—	370	5,537

	46,068	121,370	(8,571)

(1)	Gain from fair value change of equity securities with readily determinable fair value represents the unrealized changes of fair value of investment in GXG (Note 9).